Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (294,637,791)	$ (46,235,099)	¥ (36,624,446)	¥ (172,460,914)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustment	(4,707,094)	(738,646)	(16,091,629)	(3,245,903)
Other comprehensive loss	(4,707,094)	(738,646)	(16,091,629)	(3,245,903)
Comprehensive loss	(299,344,885)	(46,973,745)	(52,716,075)	(175,706,817)
Less: comprehensive loss attributable to noncontrolling interest	(26,721,650)	(4,193,210)	(5,135,944)	(7,748,689)
Comprehensive loss attributable to ordinary shareholders	¥ (272,623,235)	$ (42,780,535)	¥ (47,580,131)	¥ (167,958,128)